Borrowings and lease liabilities (Tables)	6 Months Ended
Jun. 30, 2026
Borrowings and lease liabilities
Schedule of borrowings and lease liabilities

	30 June	31 December
	2026	2025
	US$’000	US$’000
Borrowings
Bank borrowings	503,359	627,873
Lease financing arrangement	175,994	182,689
Trust receipts	132,183	39,792
Interest payable	2,712	2,749
	814,248	853,103
Borrowings
Non-current	611,606	730,394
Current	202,642	122,709
	814,248	853,103
Lease liabilities
Non-current	53,946	72,836
Current	64,438	64,303
	118,384	137,139

Schedule of movements in borrowings and lease liabilities

		Lease
	Borrowings	Liabilities	Total
	US$’000	US$’000	US$’000
At 1 January 2026	853,109	137,139	990,248
Drawdown of trust receipts	732,116	—	732,116
Additions	578,197	—	578,197
Interest expense	17,514	3,721	21,235
Lease modifications	—	24,495	24,495
Less: Interest paid	(16,540)	(3,809)	(20,349)
Less: Principal repayment	(710,423)	(43,162)	(753,585)
Less: Repayment of trust receipts	(639,725)	—	(639,725)
At 30 June 2026	814,248	118,384	932,632

		Lease
	Borrowings	liabilities	Total
	US$’000	US$’000	US$’000
At 1 January 2025	942,008	231,288	1,173,296
Drawdown of trust receipts	1,145,290	—	1,145,290
Additions	721,468	—	721,468
Interest expense	25,749	4,321	30,070
Lease modifications	—	(72,732)	(72,732)
Less: Interest paid	(25,397)	(4,321)	(29,718)
Less: Payment of financing fees	(2,790)	—	(2,790)
Less: Principal repayment	(620,988)	(50,306)	(671,294)
Less: Repayment of trust receipts	(1,159,778)	—	(1,159,778)
At 30 June 2025	1,025,562	108,250	1,133,812